REVENUE FROM CONTRACTS WITH CUSTOMERS - Schedule of Information About Receivables, Contract Assets, and Contract Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Trade accounts receivable from contracts with customers, net	$ 28,970	$ 10,209
Contract assets, current	3,938	10,102	$ 1,958
Contract liabilities, current	(5,320)	(1,585)	$ (115)
Expected credit loss relating to trade accounts receivables from contracts with customers	$ (15)	$ (300)